Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	$ 26,805	$ 30,474
Cash and cash equivalents	15,871	14,153	$ 10,319
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	12,981	14,035
Cash and cash equivalents	7,024	7,980
EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	9,070	10,324
Cash and cash equivalents	5,845	4,663
GBP [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	3,104	3,520
Cash and cash equivalents	1,560	1,318
AUD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	1,077	1,987
Cash and cash equivalents	9	9
CAD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest bearing liabilities	573	608
Cash and cash equivalents	1,301	77
Other [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	$ 132	$ 106